Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 79,844	$ 40,252	$ 34,288
Derivative Liabilities	(3,390)	(12,259)	(64,194)
Net assets (liabilities)	76,454	27,993	(29,906)
Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(3,125)	(10,627)	(32,859)
Derivative Liabilities	3,125	10,627	32,859
Fair Value Measurements Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	76,719	29,625	1,429
Derivative Liabilities	(265)	(1,632)	(31,335)
Net assets (liabilities)	76,454	27,993	(29,906)
Fair Value Measurements Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	40,221	33,956	32,779
Derivative Liabilities	(3,390)	(11,012)	(64,194)
Net assets (liabilities)	36,831	22,944	(31,415)
Fair Value Measurements Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	39,623	6,296	1,509
Derivative Liabilities		(1,247)
Net assets (liabilities)	39,623	5,049	1,509
Fair Value Measurements Recurring | Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	3,125	(10,627)	32,859
Derivative Liabilities	$ (3,125)	$ 10,627	$ (32,859)